Summary of Significant Accounting Policies (Summary of Major Financial Information for Discontinued Operations of The WVAS and Recorded Music Businesses) (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Total net revenues	$ 14,844,408
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	0
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	0
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	0
Impairment for investment in affiliated company	0
Net loss	(3,382,438)	0	0	(3,382,438)
Less: Net loss attributable to non-controlling interests	243,666	0	0	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786	0	0	4,486,786
Total net income from discontinued operations, net of tax	1,348,014	0	0	1,348,014
Wireless value added services [member]
Net revenues:
Total net revenues	5,385,985
Total cost of revenues	(3,799,581)
Recorded music [Member]
Net revenues:
Total net revenues	9,458,423
Total cost of revenues	$ (6,118,305)